Contracts assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer1 [Abstract]
Contract assets and contract liabilities
The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

		Contract assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	NOTE	2021	2020	2021	2020
Opening balance, January 1		943	1,644	959	890
Revenue recognized included in contract liabilities at the beginning of the year		—	—	(678)	(643)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year		141	188	—	—
Increase in contract liabilities during the year		—	—	752	688
Increase in contract liabilities included in contract assets during the year		(115)	(186)	—	—
Increase in contract assets from revenue recognized during the year		664	834	—	—
Contract assets transferred to trade receivables		(859)	(1,376)	50	51
Acquisitions		—	—	13	—
Contract terminations transferred to trade receivables		(89)	(145)	4	19
Discontinued operations	37	—	(1)	—	—
Reclassified to liabilities held for sale	16	—	—	(7)	—
Other		(20)	(15)	(48)	(46)
Ending balance, December 31		665	943	1,045	959
(1) Net of allowance for doubtful accounts of $20 million and $59 million at December 31, 2021 and December 31, 2020, respectively. See Note 29, Financial and capital management, for additional details.